Digital Assets (Details) - Schedule of Digital Assets - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Digital Assets [Line Items]
Digital assets	$ 740,586
Impairment	(600,000)
Total digital assets	140,586
NFT A [Member]
Schedule of Digital Assets [Line Items]
Digital assets	140,586
NFT B [Member]
Schedule of Digital Assets [Line Items]
Digital assets	$ 600,000